Other financial assets	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Other Financial assets
Other financial assets consisted of the following:

		At December 31,
		2020			2019
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	16	€501	€128	€629	€93	€5	€98
Debt securities measured at fair value through other comprehensive income	23	64	—	64	—	—	—
Debt securities measured at fair value through profit or loss	23	226	—	226	233	—	233
Debt securities measured at amortized cost		8	—	8	297	2	299
Equity instruments measured at fair value through other comprehensive income	23	—	31	31	—	37	37
Equity instruments mandatorily designated at fair value through profit and loss	23	52	12	64	47	12	59
Financial receivables		—	128	128	—	242	242
Collateral deposits(1)	23	—	32	32	—	42	42
Total Other financial assets		€851	€331	€1,182	€670	€340	€1,010
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations.